Related Party Balances and Transactions (Details) - USD ($)	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Due to related parties	$ 1,055,926	$ 1,055,926	$ 1,626,120
Due from Related Parties, Current	(1,415,000)		0
Dr. Henglong Chen and his affiliates [Member]
Related Party Transaction [Line Items]
Due to related parties	969,430	969,430	932,616
Forasen Group and its affiliates, controlled by Mr. Zhengyu Wang, Chairman previous and CEO of the Company until December 6, 2019
Related Party Transaction [Line Items]
Due to related parties		693,138	692,140
Mr. Wangfeng Yan, CEO And His Affiliate Lishui JiuAnJu Commercial Trade Co., Ltd [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 17,089		$ 1,364
Due from Related Parties, Current		$ (606,642)